Write-down and Loss on Sales of Vessels (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Loss on Sale of Vessels, Equipment and Other Operating Assets
The following tables show the write-downs and loss on sales of vessels for the three and six months ended June 30, 2018 and 2017:

			Write-Down and Loss on Sales of Vessels
			Three Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2018 $	2017 $
Teekay LNG Segment - Liquefied Gas Carriers	4 Multi-gas Carriers	(1)	(33,000)	—
Teekay LNG Segment - Conventional Tankers	Suezmax	(2)	—	(12,600)
Teekay Tankers Segment - Conventional Tankers	Aframax	Jun-2017	—	(150)
Teekay Offshore Segment	FSO	(3)	—	(1,500)
Other			170	8
Total			(32,830)	(14,242)

			Write-Down and Loss on Sales of Vessels
			Six Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2018 $	2017 $
Teekay LNG Segment - Conventional Tankers	Handymax	(4)	(13,000)	—
Teekay LNG Segment - Liquefied Gas Carriers	4 Multi-gas Carriers	(1)	(33,000)	—
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	(2)	(5,662)	(12,600)
Teekay Tankers Segment - Conventional Tankers	Aframax	Jun-2017	—	(2,743)
Teekay Tankers Segment - Conventional Tankers	Suezmax	Mar-2017	—	(1,469)
Teekay Offshore Segment	FSO	(3)	—	(1,500)
Other			170	(357)
Total			(51,492)	(18,669)

(1)
In June 2018, the carrying value for four of Teekay LNG's seven wholly-owned Multi-gas carriers, the Napa Spirit, Pan Spirit, Cathinka Spirit and Camilla Spirit, were written down to their estimated fair value, using appraised values, as a result of Teekay LNG's evaluation of alternative strategies for these assets, the current charter rate environment and the outlook for charter rates for these vessels.

(2)	Teekay LNG has commenced marketing these vessels for sale and the vessels are classified as held for sale at June 30, 2018.

(3)	During the three and six months ended June 30, 2017, the carrying value of the Falcon Spirit FSO was written down as a result of a decrease in the estimated residual value of the unit.

(4)
In March 2018, the carrying value of the Alexander Spirit conventional tanker was written down to its estimated fair value, using an appraised value, as a result of changes in the Company's expectations of the vessel's future opportunities once its current charter contract ends in 2019.